Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 38,227,252.00
Previously Paid Amount	4,494.70
Total Fee Amount	5,279.18
Total Offset Amount	0.00
Net Fee	$ 784.48